INCOME TAX - Income tax provision (benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal
Current			$ 0	$ 145,000
Deferred			(24,609,000)	(18,842,000)
State
Income tax - Note 13			0	145,000
Mudrick Capital Acquisition Corporation [Member]
Federal
Current			899,804	555,449
Deferred			(141,918)	(86,012)
State
Current			0	0
Deferred			0	0
Change in valuation allowance			141,918	86,012
Income tax - Note 13	$ 128,007	$ 252,611	$ 899,804	$ 555,449